GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling, general and administrative expense [abstract]
Compensation and benefits	$ 4,185	$ 2,807
Corporate administration	1,167	1,306
Professional fees	1,105	901
Listing and filing fees	182	203
Total general and administrative expenses	$ 6,639	$ 5,217